Nature of Business and Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred financing costs:
Amortization of deferred financing costs	$ 507,000	$ 604,000	$ 858,000
Accumulated amortization of deferred financing costs	$ 500,000	$ 200,000
Customer relationships, non-compete agreement and affiliate agreements | Minimum
Goodwill and other intangibles:
Estimated useful life	1 year
Customer relationships, non-compete agreement and affiliate agreements | Maximum
Goodwill and other intangibles:
Estimated useful life	10 years